Finance receivables (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Finance Receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2024	2025
Retail	25,489,945	27,638,021
Finance leases	3,143,424	3,437,970
Wholesale and other dealer loans	5,005,766	4,902,537

Total	33,639,135	35,978,528

Deferred origination costs	439,613	446,538
Less - Unearned income	(1,970,115)	(2,349,215)
Less - Allowance for credit losses
Retail	(336,152)	(356,304)
Finance leases	(46,909)	(56,721)
Wholesale and other dealer loans	(31,213)	(37,791)

Total finance receivables, net	31,694,359	33,625,035

Current assets	11,057,269	11,453,249
Non-current assets	20,637,090	22,171,786

Total finance receivables, net	31,694,359	33,625,035

Disclosure Of Financial Receivables Of Geographical Areas
Finance receivables were geographically distributed as follows:

	March 31,
	2024	2025
North America . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57.1%	53.9%
Europe . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .	14.5	15.0
Asia . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11.3	11.7
Japan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.2	8.9
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10.9	10.5

Disclosure of Contractual Maturities
The contractual maturity of retail receivables, future lease payments to be received for finance leases, and of wholesale receivables and other dealer loans are as follows:

	Yen in millions
	March 31, 2024
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	7,063,873	961,583	3,587,124
Between 1 and 2 years	5,791,490	673,115	441,004
Between 2 and 3 years	5,034,539	505,715	223,112
Between 3 and 4 years	3,864,320	265,727	185,210
Between 4 and 5 years	2,334,787	96,648	142,215
Later than 5 years	1,400,936	17,703	427,100

Total	25,489,945	2,520,492	5,005,766

	Yen in millions
	March 31, 2025
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,518,918	1,041,282	3,617,276
Between 1 and 2 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,317,972	745,842	367,663
Between 2 and 3 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,500,349	576,552	231,623
Between 3 and 4 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,265,070	320,721	162,658
Between 4 and 5 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,623,094	101,389	119,871
Later than 5 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,412,619	28,371	403,444

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,638,021	2,814,157	4,902,537

Disclosure of Finance Leases Receivables
Finance leases receivables consist of the following:

	Yen in millions
	March 31,
	2024	2025
Lease payments	2,520,492	2,814,157
Estimated unguaranteed residual values	622,932	623,812

Total	3,143,424	3,437,970

Deferred origination costs	20,999	25,342
Less - Unearned income	(320,223)	(372,987)
Less - Allowance for credit losses	(46,909)	(56,721)

Finance leases receivables, net	2,797,291	3,033,603